Subsequent Events (Details) $ in Millions	Jan. 24, 2021 USD ($)
Merger Agreement | Subsequent event | Hman Group holdings Inc and subsidiaries
Subsequent Event [Line Items]
Consideration for acquisition of membership interest	$ 911.3